Note 3 (Tables)	12 Months Ended
Dec. 31, 2023
BBVA Group [Abstract]
Contribution to consolidated group total assets entities by main activities [Table Text Block]
The following table sets forth information related to the Group’s total assets as of December 31, 2023, 2022 and 2021, broken down by the Group’s entities according to their activity:

Contribution to Consolidated Group total assets. Entities by main activities (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Banking and other financial services	737,971	678,809	631,683
Insurance and pension fund managing companies	34,520	30,066	29,657
Other non-financial services	3,068	3,217	1,545
Total	775,558	712,092	662,885
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).